Income Taxes - Reconciliation of Reserve for Uncertain Tax Positions, Excluding Interest and Penalties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2021
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross balance at January 1,	$ 130,837	$ 161,256	$ 174,437
Additions based on tax positions related to current year	20,266	934	97
Additions for tax positions of prior years	206	224	25
Reductions for tax positions of prior years	(109,330)	(28,542)	(12,806)
Expiration of statutes	(4,258)	(1,629)	(497)
Tax settlements	0	(1,406)	0
Gross balance at December 31,	37,721	130,837	161,256
Related tax benefits	(384)	(400)	(1,008)	$ (300)
Net reserve at December 31,	$ 37,337	$ 130,437	$ 160,248